UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3150

BMC Fund, Inc.

800 Golfview Park

Lenoir, NC 28645

(Address of principal executive offices) (Zip code)

Carol Frye

800 Golfview Park

P. O. Box 500

Lenoir, NC 28645

(Name and address of agent for service)

Registrant’s telephone number, including area code: 828-758-6100

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2015

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
ENTERGY CORP NEW		3.625%	9/15/2015	$250,000	$250,743	$254,158
XEROX CORP MEDIUM TERM		7.200%	4/1/2016	500,000	520,670	534,999
EXPRESS SCRIPTS INC		3.125%	5/15/2016	250,000	250,600	256,740
HEWLETT PACKARD CO		3.000%	9/15/2016	250,000	249,811	257,352
TRANSOCEAN INC		5.050%	12/15/2016	250,000	251,355	246,875
AMBEV INTL FIN CO LTD		9.500%	7/24/2017	430,769	457,211	121,093
AVON PRODUCTS INC		4.200%	7/15/2018	500,000	501,743	465,000
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	2,053,125	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	678,716	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,710,118	-

TOTAL INVESTMENTS IN FIXED INCOME				$8,930,769	$6,924,092	$2,136,217	1.95%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2015

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
AVENUE INCOME CREDIT STRATEGIES COM	50,000.00	$848,817	$747,500
DOUBLELINE TOTAL RETURN BOND I	226,010.04	2,500,000	2,506,451
EATON VANCE FLOATING RATE A	26,315.79	250,000	242,105
FAIRHOLME FOCUSED INCOME FUND	68,685.46	750,000	718,450
FLAHERTY & CRUMRINE PREFERRED I	11,833.00	87,440	180,453
FPA NEW INCOME INC COM	716,128.81	7,500,000	7,275,869
LOOMIS SAYLES BOND INSTITUTIONAL	120,930.18	1,612,500	1,769,209
OSTERWEIS STRATEGIC INCOME	19,861.83	230,000	227,021
PIMCO ALL ASSET ALL AUTHORITY INST	119,340.35	1,355,675	1,096,738
PIMCO DYNAMIC CREDIT INCOME FUND	25,000.00	565,060	511,000
PIMCO DYNAMIC INCOME FUND COM	25,000.00	715,425	758,250
PIMCO FDS INCOME FUND INSTL	128,944.70	1,500,000	1,583,441
PIMCO REAL RETURN INSTL	81,159.11	960,112	916,286
RIVERNORTH/OAKTREE HIGH INCOME I	24,533.86	250,000	238,715
THIRD AVENUE FOCUSED CREDIT INSTITUTIONAL	89,602.87	1,000,000	850,331
TOTAL BOND MUTUAL FUNDS		20,125,029	19,621,819	17.87%

STOCK MUTUAL FUNDS:
INTERNATIONAL EQUITIES
Asia Ex-Japan Stock
ISHARES INC MSCI SINGAPORE	20,000.00	255,572	255,400

TOTAL INTERNATIONAL EQUITIES		255,572	255,400	0.23%

SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV	20,045.04	422,892	515,358	0.47%

Energy
NUVEEN ENERGY MLP TOTAL RETURN	7,645.00	142,684	139,751	0.13%

Financial
FRANKLIN INCOME FUND ADVIS	119,047.62	250,000	279,762	0.25%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2015

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
Large Cap Blend
COOK & BYNUM FUND		33,738.19	500,000	508,434
FEDERATED STRATEGIC VALUE DIVIDEND C		15,600.62	100,000	92,512
SELECTED AMERICAN SHARES D		2,059.31	100,000	86,100
T ROWE PRICE PERSONAL STRATEGY GROWTH		4,370.83	90,476	129,027
YACKTMAN FUND SVC		24,771.08	506,985	594,258
			1,297,461	1,410,331	1.28%

Long-Short
GOTHAM ABSOLUTE RETURN INSTITUTIONAL		18,436.58	250,000.00	248,156.00
GOTHAM NEUTRAL INSTITUTIONAL		22,202.49	250,000.00	238,455.00
			500,000.00	486,611.00	0.44%

Moderate Allocation
FPA CRESCENT PORTFOLIO		33,641.26	1,025,302	1,113,189
OAKMARK EQUITY & INCOME I		8,920.47	263,600	278,229
SEQUOIA FD INC COM		740.54	108,371	173,820
			1,397,273	1,565,238	1.43%

Precious Metals
MARKET VECTORS GOLD MINERS		25,000.00	1,223,726	557,250
SPDR GOLD SHARES	[3]	10,000.00	969,550	1,234,500
			2,193,276	1,791,750	1.63%

Utilities
GABELLI UTILS FUND CL AAA		19,929.45	113,000.00	102,039.00
UTILITIES SELECT SECTOR SPDR		23,000.00	734,317	1,111,360
			847,317	1,213,399	1.11%

World Allocation
WELLS FARGO ADVANTAGE ASSET ALLOC ADM		75,379.17	1,010,000	1,046,263
WINTERGREEN FD INVESTOR		7,005.79	102,985	116,786
			1,112,985	1,163,049	1.06%

TOTAL SPECIALTY FUNDS			8,163,888	8,565,249	7.80%

TOTAL STOCK MUTUAL FUNDS			8,419,460	8,820,649	8.03%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$28,544,489	$28,442,468	25.91%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2015

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
400 CAPITAL CREDIT OPPORTUNITIES FUND LP	[2,3]	$500,000	$645,317
CIVIC CAPITAL CURRENCY FUND LP	[2,3]	1,500,000	1,516,039
ELLIOTT ASSOCIATES LP	[2,3]	2,100,000	3,846,150
GRAHAM GROWTH PARTNERS, LP	[2,3]	1,000,000	1,000,023
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	2,500,000	3,322,157
HAYMAN CAPITAL PARTNERS LP	[2,3]	804,867	960,200
INFINITY PREMIER FUND, LP	[2,3]	1,000,000	1,037,898
LITESPEED PARTNERS, LP	[2,3]	1,250,000	1,213,573
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	552,841	1,086,932
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	1,750,000	1,719,719
PASSPORT LONG SHORT FUND	[2,3]	1,000,000	995,419
PRIVET FUND LP	[2,3]	1,000,000	1,506,387
SERENGETI MULTI SERIES LLC	[2,3]	508,510	602,293
STARK INVESTMENTS LP	[2,3]	131,853	349,226
STARK STRUCTURED FINANCE ONSHORE FUND	[2,3]	13,352	9,765
TERRA ARGENTINE FUND LP	[2,3]	200,000	216,417
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	870,594	862,252
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD.	[2,3]	500,000	492,364
TOTAL LIMITED PARTNERSHIPS		17,417,584	21,382,131	19.48%

TOTAL OTHER INVESTMENTS		$17,417,584	$21,382,131	19.48%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2015

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Automobiles & Components	35,000.00	FIAT CHRYSLER AUTOMOBILES	[3]	$370,405	$462,350
	25,000.00	GENERAL MOTORS CORP COM		885,293	815,500
	2,500.00	GOODYEAR TIRE & RUBBER COM		59,690	60,600
				1,315,388	1,338,450	1.22%

Consumer Services	50,000.00	ARCOS DORADOS HOLDINGS INC CL A		368,756	277,500
	25,000.00	RCI HOSPITALITY HOLDINGS INC.	[3]	269,790	243,750
				638,546	521,250	0.47%

Hotels, Restaurants & Leisure	15,000.00	CEDAR FAIR LP		446,330	814,800
	25,000.00	SEAWORLD ENTERTAINMENT INC COM		462,738	437,750
				909,068	1,252,550	1.14%

Media	15,000.00	TIME WARNER INC COM NEW		1,210,848	1,168,950	1.06%

Retailing	5,000.00	CATO CORP NEW CL A		160,837	212,000	0.19%

TOTAL CONSUMER DISCRETIONARY				4,234,687	4,493,200	4.09%

CONSUMER STAPLES
Food, Beverage & Tobacco	25,000.00	AMBEV SA SPONSORED ADR		142,690	164,500
	5,000.00	COCA COLA FEMSA S A B SPON		494,172	406,450
	2,000.00	CONSTELLATION BRANDS CL A	[3]	181,438	220,900
	3,500.00	GENERAL MILLS INC COM		122,082	183,680
	1,000.00	HERSHEY CO COMMON		61,460	102,210
	10,000.00	NESTLE S A SPONSORED ADR		396,899	765,100
	7,500.00	PEPSICO INC COM		617,894	703,350
	5,000.00	POST HLDGS INC COM	[3]	219,901	236,250
	4,000.00	REYNOLDS AMERICAN INC COM		143,516	271,800
	2,000.00	SMUCKER J M CO COM NEW COM		121,939	206,300
	1,000.00	WHITEWAVE FOODS CO COM CL	[3]	24,151	32,970
				2,526,142	3,293,510	3.00%

Household & Personal Products	11,500.00	PROCTER & GAMBLE CO COM		840,716	969,335	0.88%

TOTAL CONSUMER STAPLES				3,366,858	4,262,845	3.88%

ENERGY
Energy	50,000.00	AWILCO DRILLING LTD LN SHS		872,858	528,998
	400.00	CALIFORNIA RES CORP COM		3,096	2,048
	3,800.00	CHEVRON CORP		402,913	389,614
	4,500.00	CPFL ENERGIA S A SPONS		103,020	56,295
	5,404.00	EXXON MOBIL CORP COM		454,007	472,418
	8,000.00	HOLLYFRONTIER CORP COM		298,885	287,360
	4,800.00	OCCIDENTAL PETE CP DEL COM		381,193	384,000
	1,500.00	ROYAL DUTCH SHELL ADR A		100,414	92,175
	3,000.00	WILLIAMS COMPANIES INC COM		109,004	131,580
				2,725,390	2,344,488	2.14%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2015

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
Pipelines	2,000.00	ATLAS PIPELINE PRTNS UNIT		75,028	53,980
	3,000.00	BP PRUDHOE BAY ROYALTY TRU		256,047	233,250
	2,000.00	BUCKEYE PARTNERS LP COM		124,792	145,540
	8,000.00	ENERGY TRANSFER EQUITY LP		150,093	475,360
	17,440.00	ENTERPRISE PRODUCTS PARTNE		265,004	600,634
	5,000.00	KINDER MORGAN INC KANS COM		173,187	205,250
	25,000.00	NORTHERN TIER ENERGY LP		568,819	539,250
	2,500.00	ONEOK INC COM		46,967	110,075
	10,000.00	PLAINS ALL AMERN PIPELINE		245,274	495,900
	2,500.00	TARGA RESOURCES PARTNERS LP		68,520	112,625
	2,250.00	TRANSMONTAIGNE PARTNERS LP		60,311	82,800
	7,000.00	WILLIAMS PARTNERS L P COM		349,516	296,870
				2,383,558	3,351,534	3.05%

TOTAL ENERGY				5,108,948	5,696,022	5.19%

FINANCIALS
Banks	3,000.00	BANK OF AMERICA CORP COM		50,497	45,450
	1,300.00	BANK OF NOVA SCOTIA COM		66,388	62,452
	10,000.00	BLUEHARBOR BANK NC COM	[3]	90,150	105,000
	2,500.00	WELLS FARGO & CO DEL COM		113,117	129,800
				320,152	342,702	0.31%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2015

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
Diversified Financials	5,000.00	ANNALY CAPITAL MGMT INC		82,125	52,800
	50,000.00	ARES CAPITAL CORP COM		843,826	832,500
	2,500.00	BERKSHIRE HATHAWAY INC CL B	[3]	185,406	359,775
	10,000.00	BLACKROCK KELSO CAP COM		91,150	80,200
	4,000.00	CALAMOS ASSET MGMT INC		51,070	50,200
	58,455.00	CAPITALA FINANCE CORP COM		1,107,985	1,069,727
	1,300.00	CME GROUP		71,797	110,890
	3,000.00	DBS GROUP HLDGS LTD SPONS		160,845	175,470
	15,000.00	GOLUB CAPITAL BDC INC COM		226,480	267,600
	5,000.00	KENNEDY-WILSON HLDGS I COM		108,031	132,950
	25,000.00	OAKTREE CAPITAL GROUP LLC UNIT		1,097,867	1,385,000
	10,000.00	PROSPECT CAP CORP COM		104,150	82,500
	4,000.00	THE BLACKSTONE GROUP LP		121,054	149,360
				4,251,786	4,748,972	4.33%

Insurance	1,500.00	AON PLC SHS CL A		121,687	135,075
	1,000.00	METLIFE INC COM		32,265	46,500
	2,500.00	TRAVELERS COMPANIES COM		203,356	257,050
	4,000.00	ZURICH INS GROUP LTD SPONS		122,260	132,440
				479,568	571,065	0.52%

Real Estate	5,000.00	CHEUNG KONG HLDGS LTD ADR		70,725	95,200
	1,000.00	DIGITAL RLTY TR INC COM		58,864	72,940
	1,000.00	GEO GROUP INC COM		32,717	43,520
	125,000.00	GREEN REIT PLC SHS	[3]	203,609	189,015
	10,000.00	IRSL INVESTMENTS & REPRESENTATIONS	[3]	107,792	154,400
	62,450.00	KENNEDY-WILSON EUROPE REAL		1,129,633	975,454
	45,000.00	MEDICAL PPTYS TR INC COM		499,287	691,650
	1,100.00	OMEGA HEALTHCARE INVS COM		34,106	48,246
	2,000.00	VENTAS INC		91,107	159,620
				2,227,840	2,430,045	2.21%

TOTAL FINANCIALS				7,279,346	8,092,784	7.37%

HEALTH CARE
Health Care Equipment & Services	2,000.00	AMERISOURCEBERGEN CORP COM		57,550	190,100
	5,000.00	DAVITA HEALTHCARE PART COM	[3]	308,926	375,300
	3,550.00	LABORATORY CORP AMER HLDGS	[3]	329,250	407,469
	4,000.00	QUEST DIAGNOSTICS INC COM		222,640	284,280
	4,000.00	ROCHE HLDG LTD SPONS ADR		129,261	135,040
	1,500.00	VARIAN MEDICAL SYSTEMS INC	[3]	68,108	138,840
				1,115,735	1,531,029	1.39%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2015

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
Pharmaceuticals & Biotechnology	5,000.00	ASTRAZENECA PLC SPONSORED		235,532	355,200
	3,000.00	ELI LILLY & CO COM		132,158	216,000
	26,500.00	PFIZER INC COM		533,833	828,125
	10,000.00	SANOFI SPONSORED ADR		337,248	460,900
	1,000.00	SEATTLE GENETICS INC COM	[3]	17,684	31,160
	1,000.00	TEVA PHARMACEUTCL INDS ADR		50,285	56,860
				1,306,740	1,948,245	1.77%

TOTAL HEALTH CARE				2,422,475	3,479,274	3.17%

INDUSTRIALS
Capital Goods	500.00	3M COMPANY		71,565	81,150
	1,500.00	AMERICAN RAILCAR INDS COM		50,501	75,300
	10,000.00	TEEKAY LNG PARTNERS LP		384,775	372,600
	1,000.00	WABTEC CORP COM		59,525	83,450
				566,366	612,500	0.56%

Commercial Services & Supplies	5,000.00	BROOKFIELD INFRASTRUCTURE		143,513.00	209,800.00
	1,000.00	ECOLAB INC COM		105,289.00	103,770.00
	2,000.00	STERICYCLE INC COM	[3]	201,180	262,580
	6,000.00	US ECOLOGY INC COM		122,962	248,760
	500.00	WASTE MGMT INC DEL COM		17,412	25,715
				590,356	850,625	0.77%

Transportation	1,000.00	NORFOLK SOUTHERN CORP COM		73,330	101,970	0.09%

TOTAL INDUSTRIALS				1,230,052	1,565,095	1.43%

INFORMATION TECHNOLOGY
Semiconductors & Semiconductor Equipment	3,500.00	INTEL CORP COM		73,337	115,640
	2,000.00	KLA-TENCOR CORP		112,556	122,940
				185,893	238,580	0.22%

Software & Services	5,000.00	CDK GLOBAL INC COM		127,425	225,800
	10,000.00	EBAY INC COM	[3]	513,868	530,000
	300.00	GOOGLE INC CL A	[3]	148,830	160,356
	3,500.00	MICROSOFT CORP COM		87,412	141,400
	4,000.00	ORACLE CORP COM		110,847	167,560
				988,382	1,225,116	1.12%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2015

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
Technology Hardware & Equipment	3,500.00	APPLE INC COM		275,010	410,060
	5,700.00	CISCO SYSTEMS INC COM		111,360	150,280
	5,000.00	EMC CORP MASS COM		123,828	129,650
	1,500.00	QUALCOMM INC COM		71,275	93,690
	20,000.00	RELM WIRELESS CORP COM	[3]	53,773	107,788
	500.00	SYNAPTICS INC COM	[3]	33,775	38,405
				669,021	929,873	0.85%

TOTAL INFORMATION TECHNOLOGY				1,843,296	2,393,569	2.18%

MATERIALS	2,000.00	DOW CHEMICAL CO COM		103,142	90,320
	3,000.00	HI-CRUSH PARTNERS LP COM		118,516	97,890
	2,000.00	RPM INTL INC COM		42,339	95,720
TOTAL MATERIALS				263,997	283,930	0.26%

TELECOMMUNICATION SERVICES	2,000.00	AMERICA MOVIL SA DE CV SPO		55,017	42,780
	3,000.00	AT&T CORP COM		84,046	98,760
	4,500.00	BCE INC COM		191,785	206,775
	5,500.00	CONSOLIDATED COMM HLDG COM		102,683	128,040
	10,000.00	NIPPON TELEG & TEL SPONS ADR		254,175	295,400
	3,000.00	ORANGE SPONSORED ADR		47,540	52,740
	15,000.00	SINGAPORE TELECOMM LTD ADR		412,310	451,350
	2,000.00	SK TELECOM LTD SPONSORED A		27,904	57,500
	2,000.00	TELECOM ARGENTINA SA		36,419	38,120
	1,000.00	TELEFONICA BRASIL S.A.		28,025	18,440
	6,500.00	TELEFONICA S A SPONSORED A		108,423	96,915
TOTAL TELECOMMUNICATION SERVICES				1,348,327	1,486,820	1.35%

UTILITIES	2,000.00	AMERICAN ELEC PWR INC COM		79,050	125,620
	1,500.00	AMERICAN STS WTR CO COM		57,477	59,460
	8,000.00	AMERIGAS PARTNERS LP COM		348,077	410,960
	6,500.00	DOMINION RES INC VA COM		330,756	499,785
	10,187.00	DUKE ENERGY CORP COM		542,356	887,695
	1,000.00	ENTERGY CORP NEW COM		69,388	87,510
	2,000.00	INTEGRYS ENERGY GRP COM		104,066	162,200
	1,000.00	NATIONAL GRID PLC SPON ADR		49,641	70,340
	4,000.00	ONEOK PARTNERS LP COM		151,404	165,360
	3,000.00	SOUTHERN CO COM		122,610	152,160
TOTAL UTILITIES				1,854,825	2,621,090	2.39%

TOTAL INVESTMENTS IN COMMON STOCKS				$28,952,811	$34,374,629	31.31%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2015

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
CALL OPTIONS:
BHP BILLITON CALL OPTION, $50 EXP 1/15/16	[3]	60	$21,995	$19,800
CHEVRON CORP NEW CALL OPTION, $110 EXP 1/15/16	[3]	25	20,915	12,250
EOG RES INC CALL OPTION, $92.50 EXP 1/15/16	[3]	10	9,716	10,600
NAVIGATOR HOLDINGS CALL OPTION, $17.50 EXP 9/18/15	[3]	25	8,415	5,125
NAVIGATOR HOLDINGS CALL OPTION, $22.50 EXP 6/19/15	[3]	15	2,479	450
OCCIDENTAL PETE CALL OPTION, $85 EXP 1/15/16	[3]	40	17,063	18,000
PHILLIPS 66 CALL OPTION, $75 EXP 1/15/16	[3]	35	16,156	16,100
TOTAL CALL OPTIONS			96,739	82,325	0.07%

TOTAL INVESTMENTS IN CALL OPTIONS			$96,739	$82,325	0.07%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

January 31, 2015

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

PREFERRED STOCKS:
LEARNINGSTATION.COM	[2,3]	1,224,661.00	$500,000	$-

TOTAL INVESTMENTS IN PREFERRED STOCKS			$500,000	$-	0.00%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Unaudited) (Concluded)

January 31, 2015

		Market	Percent of
Company Name	Cost	Value	Net Assets

Short-term Investments MFB NI Treasury Money Market Fund	$23,327,578	$23,327,578	21.25%

TOTAL INVESTMENTS - MARKET VALUE		109,745,348	99.96%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES		40,684	0.04%

TOTAL NET ASSETS		$109,786,032	100.00%

1In default

2Market value determined by the Fund's Board of Directors

3Non-income producing security

BMC FUND, INC.

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)

January 31, 2015

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
CALL OPTIONS:
AMERICAN STATES WATER CALL OPTION, $40 EXP 3/20/15	[3]	(10)	$(1,004)	$(1,100)
GOOGLE INC CALL OPTION, $550 EXP 1/15/16	[3]	(3)	(8,535)	(12,414)
TOTAL CALL OPTIONS - LIABILITIES			(9,539)	(13,514)	-0.01%

PUT OPTIONS:
AMERICAN AIRLINES PUT OPTION, $36 EXP 3/20/15	[3]	(40)	(10,045)	(760)
BHP BILLITON PUT OPTION, $40 EXP 1/15/16	[3]	(60)	(19,629)	(21,000)
CELGENE CORP PUT OPTION, $95 EXP 7/17/15	[3]	(15)	(6,876)	(4,290)
CHEVRON CORP NEW PUT OPTION, $100 EXP 1/15/16	[3]	(30)	(21,252)	(30,450)
COLFAX CORP PUT OPTION, $45 EXP 3/20/15	[3]	(50)	(6,475)	(9,500)
EBAY INC PUT OPTION, $50 EXP 4/17/15	[3]	(100)	(29,162)	(11,000)
EOG RES INC PUT OPTION, $75 EXP 1/15/16	[3]	(15)	(10,109)	(9,000)
EXXON MOBIL CORP PUT OPTION, $80 EXP 7/17/15	[3]	(10)	(4,184)	(2,850)
GILEAD SCIENCE PUT OPTION, $85 EXP 5/15/15	[3]	(10)	(4,784)	(1,360)
GILEAD SCIENCE PUT OPTION, $90 EXP 2/20/15	[3]	(20)	(8,448)	(920)
GILEAD SCIENCE PUT OPTION, $90 EXP 5/15/15	[3]	(20)	(8,168)	(4,580)
HOLOGIC INC PUT OPTION, $26 EXP 9/18/15	[3]	(40)	(4,136)	(4,200)
MARATHON OIL PUT OPTION, $25 EXP 7/17/15	[3]	(20)	(3,008)	(4,560)
NAVIGATOR HOLDINGS PUT OPTION, $15 EXP 9/18/15	[3]	(40)	(7,936)	(7,000)
NAVIGATOR HOLDINGS PUT OPTION, $17.50 EXP 9/18/15	[3]	(30)	(5,652)	(9,300)
OCCIDENTAL PETE PUT OPTION, $67.50 EXP 1/15/16	[3]	(40)	(19,954)	(14,000)
PHILLIPS 66 PUT OPTION, $60 EXP 1/15/16	[3]	(35)	(16,034)	(15,750)
TOTAL PUT OPTIONS - LIABILITIES			(185,854)	(150,520)	-0.14%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(195,393)	$(164,034)	-0.15%

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2015

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.  Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.  Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

C.  Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2015

D.  Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2010 and thereafter are subject to possible future examinations by tax authorities.

E.  Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

F.  Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

G.  Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H.  Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2015

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

I.  Investments in Limited Partnerships - Investments in limited partnerships are valued, as a practical expedient, utilizing the net asset valuations provided by the underlying limited partnerships when the net asset valuations of the investments are calculated (or adjusted by the Company if necessary) in a manner consistent with GAAP for investment companies. The Company applies the practical expedient to its investments in limited partnerships on an investment-by-investment basis, and consistently with the Company's entire position in a particular investment, unless it is probable that the Company will sell a portion of an investment at an amount different from the net asset valuation.

Investments in limited partnerships are included in Level 3 of the fair value hierarchy. In determining the level, the Company considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restriction on the disposition of the investment. The Company also considers the nature of the portfolios of the underlying limited partnership and their ability to liquidate their underlying investments. If the Company does not know when it will have the ability to redeem the investment or it does not have the ability to redeem its investment in the near term, the investment is included in Level 3 of the fair value hierarchy. In addition, investments which are not valued using the practical expedient are included in Level 3 in the fair value hierarchy.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2015

J.  Fair Value-Valuation Processes - The Company establishes valuation processes and procedures to ensure that the valuation techniques are fair, consistent, and verifiable. The Company has designated a valuation subcommittee, that is comprised of senior management employees of the Company, that meets on a quarterly basis, or more frequently as needed, to approve the valuations of the Fund's investments. The valuation subcommittee establishes valuations which are then provided to the Company’s valuation committee, which is comprised of disinterested directors, who review and recommend the valuations to the Company’s Board of Directors to ratify. The Company’s valuations committee is responsible for developing the Company’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation processes.

The valuations of investments in limited partnerships are supported by information received from the limited partnerships, such as monthly net asset values, investor reports, and audited financial statements, when available. If it is probable that the Company will sell an investment at an amount different from the net asset valuation or in other situations where the practical expedient is not available, or when the Company believes alternative valuation techniques are more appropriate, the valuation committee may consider other factors, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in its determination of fair value.

The Company's Level 3 investments have been valued using the unadjusted net asset value of investments in limited partnerships. As a result, there were no unobservable inputs that have been internally developed by the Company in determining the fair values of its investments as of January 31, 2015.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2015

The following is a summary of the inputs used to value the Company’s investments as of January 31, 2015.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$2,136,217	$-	$-	$2,136,217
Mutual Funds
Bond Mutual Funds	19,621,819	-	-	19,621,819
Stock Mutual Funds	8,820,649	-	-	8,820,649
Other Investments
Limited Partnerships	-	-	21,382,131	21,382,131
Common Stocks
Common Stocks – Publicly Traded	34,456,954	-	-	34,456,954
Call Options	(13,514)	-	-	(13,514)
Put Options	(150,520)	-	-	(150,520)
Cash and Cash Equivalents	23,327,578	-	-	23,327,578
Total Investments	$88,199,183	$-	$21,382,131	$109,581,314

The table below presents a reconciliation for the quarter ended January 31, 2015, for all Level 3 assets that are measured at fair value on a recurring basis.

	Balance	Accrued	Unrealized	Realized				Net Transfers	Balance
	as of	Discounts/	Gains &	Gains &	Net	Return of	Net	in (out of)	as of
Level 3 Assets	10/31/2014	Premiums	Losses	Losses	Purchases	Capital	Sales	Level 3	1/31/2015
Other Investments
Limited
Partnerships	$21,199,217	$-	$(580,137)	$527,484	$2,881,113	$(338,398)	$(2,307,148)	$-	$21,382,131
Total Investments	$21,199,217	$-	$(580,137)	$527,484	$2,881,113	$(338,398)	$(2,307,148)	$-	$21,382,131

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as January 31, 2015, were as follows:

Gross appreciation (excess of value over tax cost)	$12,508,039
Gross depreciation (excess of tax cost over value)	(8,525,984)
Net unrealized appreciation	$3,982,055
Cost of investments for income tax purposes	$105,763,293

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

January 31, 2015

4.	OPTIONS WRITTEN

As of January 31, 2015, portfolio securities valued at $199,996 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the quarter ended January 31, 2015 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2014	815	$142,775
Options written	368	136,479
Options terminated in closing purchase transactions	(425)	(59,374)
Options expired	(170)	(24,487)
Options exercised	-	-
Options outstanding at January 31, 2015	588	$195,393

5.	PLEDGED COLLATERAL

As of January 31, 2015, short-term investments in the amount of $3,169,950 were pledged as collateral for put options sold by the Company.

6.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $5,177,526 and have been assigned no value at January 31, 2015.

Item 2. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant’s management carried out an evaluation, under the supervision and with the participation of Registrant’s Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant’s disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant’s disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant’s periodic SEC filings.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By /s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

March 19, 2015

/s/ M. Hunt Broyhill

M. Hunt Broyhill

Chairman and

President

March 19, 2015